Commitments, Contingencies and Guarantees - Commitments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Operating leases
Total	$ 130
2026	29
2027	8
2028	24
2029	14
2030	15
Thereafter	40
Transportation by other parties
Total	3
2026	3
2027	0
2028	0
2029	0
2030	0
Thereafter	0
Capital expenditures
Total	16	$ 125
2026	16
2027	0
2028	0
2029	0
2030	0
Thereafter	0
Total commitments
Total	149
2026	48
2027	8
2028	24
2029	14
2030	15
Thereafter	$ 40